Convertible Debt/Debentures (Details Textual)					1 Months Ended	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 05, 2012 $ / shares shares	Sep. 28, 2012 $ / shares shares	Sep. 27, 2012 $ / shares shares	Sep. 07, 2012 $ / shares shares	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2011 USD ($) Investor $ / shares shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) shares
Debt Instrument [Line Items]
Convertible notes face value							$ 10,000,000		$ 10,000,000
Amortization expense - discount of convertible debt									421,862	$ 288,379	$ 376,627	$ 825,708
Convertible debt interest expense												825,708
Convertible equity expense												79,596
Converted debt and accrued interest value											50,000	1,052,000
Debt discount amortization expense											$ 3,657	$ 197,827
Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible debt, shares issued | shares											10,000	210,400
Amortization expense - discount of convertible debt							0	$ 92,157	0	288,379	$ 376,627	$ 833,904
Convertible debt interest expense							0	$ 92,935	1,950	$ 280,112	372,059	444,995
Conversion of common stock, amount											50,000	1,052,000
Warrant [Member]
Debt Instrument [Line Items]
Conversion of common stock, amount												$ 131,100
Shares issued for warrants exercised | shares												68,900
Warrant [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes interest rate	10.00%	10.00%	10.00%	10.00%		10.00%
Convertible notes face value						$ 170,000	1,530,415		1,530,415		1,530,415
Convertible notes maturity date	Oct. 05, 2014	Sep. 28, 2014	Sep. 27, 2014	Sep. 07, 2014		Oct. 31, 2014
Convertible debt, maturities	Oct. 05, 2015	Sep. 28, 2015	Sep. 27, 2015	Sep. 17, 2015		Sep. 07, 2015
Convertible notes fair value							$ 1,124,773		1,124,773		1,124,773
Beneficial conversion features and loan fee									$ 51,516		$ 51,516
Purchase of shares of common stock | shares	89,600	51,000	206,000	55,000		360,000
Number of investors | Investor						6
Common Stock Conversion Rate Per Share | $ / shares	$ 5.00	$ 5.00	$ 5.00	$ 5.00		$ 5.00
Debt conversion price per share | $ / shares	$ 2.50	$ 2.50	$ 2.50	$ 2.50		$ 2.50
Purchase of stock, price per share | $ / shares							$ 3.22		$ 3.22		$ 0.322
Warrant [Member] | Minimum [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes risk-free interest rate									0.31%		0.31%
Convertible notes, volatility									94.17%		94.17%
Trading price per share | $ / shares									$ 2.20		$ 2.20
Beneficial conversion trading price per share | $ / shares									$ 2.60		$ 2.60
Warrant [Member] | Maximum [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes risk-free interest rate									0.43%		0.43%
Convertible notes, volatility									103.00%		103.00%
Trading price per share | $ / shares									$ 3.50		$ 3.50
Beneficial conversion trading price per share | $ / shares									$ 3.50		$ 3.50
Warrant [Member] | Private Placement [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes fair value					$ 166,319
Amortization expense - discount of convertible debt					$ 424,843
Convertible notes amortization period					2 years
Warrant [Member] | Private Placement [Member] | Minimum [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes risk-free interest rate					0.31%
Convertible notes, volatility					94.17%
Trading price per share | $ / shares					$ 2.80
Warrant [Member] | Private Placement [Member] | Maximum [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes risk-free interest rate					0.34%
Convertible notes, volatility					95.23%
Trading price per share | $ / shares					$ 3.30
Warrant [Member] | $0.304 per share [Member] | Convertible Notes [Member]
Debt Instrument [Line Items]
Convertible notes offering costs					$ 424,843
Purchase of shares of common stock | shares					47,992
Purchase of stock, price per share | $ / shares					$ 3.04